PSF PGIM Jennison Blend Portfolio Investment Strategy - PSF PGIM Jennison Blend Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in common stock. The Portfolio primarily invests in the stock of companies with market capitalizations within the market capitalization range of the Russell 1000® Index (measured at the time of purchase). The market capitalization within the range will vary, but as of January 31, 2026, the weighted average market capitalization of companies included in the Russell 1000® Index was approximately $1.297 trillion, and the market capitalization of the largest company included in the Russell 1000® Index was approximately $4.645 trillion. In addition, the Portfolio may invest in mid- and small-capitalization companies. The Portfolio’s subadviser, Jennison Associates LLC, employs a bottom-up fundamental stock research process which sources the investment universe from Jennison’s growth, value, and small/mid cap investment teams. The growth research team seeks companies with unique business models with sustained competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The value research team seeks companies the team believes are being valued at a discount to their intrinsic value, seeking companies with attractive valuation metrics that are unique to that business, high levels of durability and viability of the business and good business models that are being mispriced. The small/mid cap research process is designed to capitalize on inefficiencies in small-cap asset classes, seeking companies with attractive valuations, strong competitive positions, quality management teams, demonstrated growth in sales and earnings, balance sheet flexibility and strength, and strong earnings growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities (not including American Depositary Receipts and similar instruments). Up to 20% of the Portfolio’s investable assets may be invested in short-, intermediate- or long-term debt obligations, convertible and nonconvertible preferred stock and other equity-related securities. Up to 5% of these investable assets may be rated below investment grade. These securities are considered speculative and are sometimes referred to as “junk bonds.” The subadviser employs a systematic portfolio construction process to incorporate its fundamental analysis with a systematic analysis of factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser’s fundamental and systematic analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to the Russell 1000® Index, using a technique known generally as portfolio optimization.